Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-40911
Entity Registrant Name	Belpointe PREP, LLC
Entity Central Index Key	0001807046
Entity Tax Identification Number	84-4412083
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	255 Glenville Road
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	(203)
Local Phone Number	883-1944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A units
Trading Symbol	OZ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false